Goodwill and Intangible Assets, Net - Summary of the Components of Intangible Assets (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Finite-Lived Intangible Assets [Line Items]
Amount	$ 150.1	$ 132.1	$ 96.9
Accumulated Amortization	44.1	27.8	9.9
Net	106.0	104.3	87.0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amount	145.1	127.7	92.5
Accumulated Amortization	42.3	26.5	9.2
Net	$ 102.8	$ 101.2	83.3
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years	10 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	21 years	21 years
Trademarks and other
Finite-Lived Intangible Assets [Line Items]
Amount	$ 5.0	$ 4.4	4.4
Accumulated Amortization	1.8	1.3	0.7
Net	$ 3.2	$ 3.1	$ 3.7
Trademarks and other | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years	5 years
Trademarks and other | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years	10 years